Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2013	2012	2011	2013	2012	2011	2013	2012	2011
Defined benefit pension plans	$(223)	$(526)	$(774)	$1,396	$1,040	$734	$1,173	$515	$(40)
Retention Plan	21	18	15	—	—	—	21	18	15
Total defined benefit pension plans
(income)/cost	$(202)	$(507)	$(759)	$1,396	$1,040	$734	$1,195	$533	$(25)
IBM 401(k) Plus Plan and
non-U.S. plans	$785	$857	$875	$575	$621	$608	$1,361	$1,478	$1,483
Excess 401(k)	24	29	30	—	—	—	24	29	30
Total defined contribution plans cost	$809	$885	$905	$575	$621	$608	$1,384	$1,506	$1,513
Nonpension postretirement benefit
plans cost	$218	$268	$269	$79	$82	$76	$298	$350	$345
Total retirement-related benefits
net periodic cost	$826	$646	$415	$2,051	$1,743	$1,418	$2,876	$2,389	$1,832

Summary of the total projected benefit obligation (PBO) for defined benefit plans, accumulated postretirement benefit obligation (APBO) for nonpension postretirement benefit plans (benefit obligations), fair value of plan assets and the associated funded status
($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2013	2012	2013	2012	2013	2012
U.S. Plans
Overfunded plans
Qualified PPP	$49,315	$—	$53,954	$—	$4,639	$—
Underfunded plans
Qualified PPP	$—	$54,907	$—	$53,630	$—	$(1,277)
Excess PPP	1,425	1,576	—	—	(1,425)	(1,576)
Retention Plan	294	327	—	—	(294)	(327)
Nonpension postretirement benefit plan	4,633	5,282	177	433	(4,456)	(4,849)
Total underfunded U.S. plans	$6,352	$62,092	$177	$54,063	$(6,175)	$(8,029)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$9,336	$6,944	$10,240	$7,889	$904	$945
Nonpension postretirement benefit plans	10	12	11	12	1	0
Total overfunded non-U.S. plans	$9,346	$6,956	$10,251	$7,901	$905	$945
Underfunded plans
Qualified defined benefit pension plans	$32,697	$35,956	$29,223	$30,169	$(3,474)	$(5,788)
Nonqualified defined benefit pension plans	6,587	6,418	—	—	(6,587)	(6,418)
Nonpension postretirement benefit plans	822	1,007	81	107	(741)	(900)
Total underfunded non-U.S. plans	$40,106	$43,381	$29,304	$30,276	$(10,802)	$(13,106)
Total overfunded plans	$58,661	$6,956	$64,205	$7,901	$5,544	$945
Total underfunded plans	$46,458	$105,473	$29,481	$84,338	$(16,977)	$(21,134)

* Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Changes in benefit obligations and plan assets
($ in millions)

	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans			U.S. Plan		Non-U.S. Plans
	2013	2012	2013		2012	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at January 1	$56,810	$54,085	$49,319		$42,861	$5,282	$5,273	$1,019	$901
Service cost	—	—	501		443	35	36	10	14
Interest cost	1,980	2,196	1,524		1,779	164	200	60	64
Plan participants’ contributions	—	—	42		47	191	200	—	—
Acquisitions/divestitures, net	—	—	89		26	(2)	2	(0)	—
Actuarial losses/(gains)	(4,344)	3,810	(362)		6,365	(481)	104	(89)	76
Benefits paid from trust	(3,303)	(3,184)	(1,920)		(1,987)	(557)	(551)	(6)	(6)
Direct benefit payments	(108)	(97)	(464)		(454)	(43)	(35)	(28)	(27)
Foreign exchange impact	—	—	(115)		77	—	—	(89)	(24)
Medicare/Government subsidies	—	—	—		—	30	53	—	—
Amendments/curtailments/
settlements/other	—	—	6		161	15	—	(44)	21
Benefit obligation at December 31	$51,034	$56,810	$48,620		$49,319	$4,633	$5,282	$832	$1,019
Change in plan assets
Fair value of plan assets at January 1	$53,630	$51,218	$38,058		$35,362	$433	$38	$119	$112
Actual return on plan assets	3,626	5,596	2,515		3,742	0	0	5	10
Employer contributions	—	—	449		557	110	746	0	1
Acquisitions/divestitures, net	—	—	35		40	—	—	0	—
Plan participants’ contributions	—	—	42		47	191	200	—	—
Benefits paid from trust	(3,303)	(3,184)	(1,920)		(1,987)	(557)	(551)	(6)	(6)
Foreign exchange impact	—	—	121		305	—	—	(14)	(8)
Amendments/curtailments/
settlements/other	—	—	164	*	(8)	—	—	(12)	10
Fair value of plan assets at
December 31	$53,954	$53,630	$39,464		$38,058	$177	$433	$92	$119
Funded status at December 31	$2,920	$(3,180)	$(9,157)		$(11,261)	$(4,456)	$(4,849)	$(740)	$(900)
Accumulated benefit obligation**	$51,034	$56,810	$47,806		$48,369	N/A	N/A	N/A	N/A

* Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. The assets will be returned to IBM monthly over a three-year period, starting June 2011 and September 2013 respectively, with approximately $204 million returned during 2013. The remaining surplus in Brazil at December 31, 2013 remains excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

 **     Represents the benefit obligation assuming no future participant compensation increases.

 N/A—Not applicable

Net funded status
($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2013	2012	2013	2012	2013	2012	2013	2012
Prepaid pension assets	$4,639	$0	$912	$944	$0	$0	$1	$0
Current liabilities—
compensation and benefits	(107)	(102)	(364)	(356)	(256)	(239)	(16)	(20)
Noncurrent liabilities—retirement
and nonpension postretirement
benefit obligations	(1,612)	(3,078)	(9,705)	(11,849)	(4,200)	(4,610)	(725)	(880)
Funded status—net	$2,920	$(3,180)	$(9,157)	$(11,261)	$(4,456)	$(4,849)	$(740)	$(900)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in other comprehensive income/(loss) and the changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in accumulated other comprehensive income/(loss)
($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2013	2012	2013	2012	2013	2012	2013	2012
Net loss at January 1	$19,488	$18,561	$22,188	$18,309	$806	$734	$269	$211
Current period loss/(gain)	(3,989)	2,258	(814)	4,905	(480)	104	(85)	75
Curtailments and settlements	—	—	3	2	—	—	0	—
Amortization of net loss included in
net periodic (income)/cost	(1,790)	(1,331)	(1,600)	(1,027)	(21)	(32)	(23)	(17)
Net loss at December 31	$13,709	$19,488	$19,777	$22,188	$304	$806	$161	$269
Prior service costs/(credits) at January 1	$130	$139	$(614)	$(768)	$—	$—	$(6)	$(10)
Current period prior service costs/(credits)	—	—	0	—	15	—	(31)	—
Amortization of prior service (costs)/
credits included in net periodic
(income)/cost	(10)	(10)	119	154	—	—	5	4
Prior service costs/(credits) at
December 31	$120	$130	$(496)	$(614)	$15	$—	$(32)	$(6)
Transition (assets)/liabilities at January 1	$—	$—	$0	$(0)	$—	$—	$0	$0
Amortization of transition assets/
(liabilities) included in net periodic
(income)/cost	—	—	0	0	—	—	0	(0)
Transition (assets)/liabilities at
December 31	$—	$—	$0	$(0)	$—	$—	$0	$0
Total loss recognized in accumulated
other comprehensive income/(loss)*	$13,829	$19,618	$19,281	$21,574	$319	$806	$129	$263

*            See note L, “Equity Activity,” on pages 116 through 118 for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities of the retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost and recorded in the Consolidated Statement of Earnings in next year
($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,076	$1,461	$—	$11
Prior service costs/(credits)	10	(127)	(7)	(6)
Transition (assets)/liabilities	—	0	—	0

Defined benefit pension plans' major asset categories and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2013. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$15,929	$—	$—	$15,929	$6,489	$—	$—	$6,489
Equity commingled/mutual funds(b)(c)	216	2,593	—	2,809	132	8,325	—	8,457
Fixed income
Government and related(d)	—	7,093	1	7,094	—	8,682	42	8,724
Corporate bonds(e)	—	14,639	5	14,644	—	1,881	4	1,885
Mortgage and asset-backed securities	—	691	19	709	—	8	—	8
Fixed income commingled/
mutual funds(b)(f)	221	716	274	1,211	75	8,596	—	8,670
Insurance contracts	—	—	—	—	—	1,196	—	1,196
Cash and short-term investments(g)	427	1,915	—	2,343	154	451	—	605
Hedge funds	—	1,368	860	2,228	—	740	—	740
Private equity(h)	—	—	3,771	3,771	—	—	410	410
Private real estate(h)	—	—	3,038	3,038	—	—	655	655
Derivatives(i)	1	6	—	7	1	150	—	151
Other commingled/mutual funds(b)(j)	—	—	—	—	36	1,518	—	1,554
Subtotal	16,795	29,021	7,968	53,784	6,886	31,547	1,110	39,544
Other(k)	—	—	—	170	—	—	—	(80)
Fair value of plan assets	$16,795	$29,021	$7,968	$53,954	$6,886	$31,547	$1,110	$39,464

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $83 million, representing 0.2 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $31 million, representing 0.1 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $9 million, representing 0.02 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.001 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Includes limited partnerships and venture capital partnerships.
  Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2012. The U.S. Plan consists of the Qualified PPP and the Non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(a)	$15,161	$1	$—	$15,163	$6,395	$—	$—	$6,395
Equity commingled/mutual funds(b)(c)	96	2,556	—	2,652	138	7,641	—	7,779
Fixed income
Government and related(d)	—	12,945	6	12,951	—	8,978	76	9,054
Corporate bonds (e)	—	8,499	11	8,510	—	1,878	5	1,883
Mortgage and asset-backed securities	—	922	45	968	—	9	—	9
Fixed income commingled/
mutual funds(b)(f)	155	804	267	1,226	78	8,018	—	8,096
Insurance contracts	—	—	—	—	—	1,019	—	1,019
Cash and short-term investments(g)	244	3,198	—	3,442	134	373	—	507
Hedge funds	—	1,402	756	2,159	—	646	—	646
Private equity(h)	—	—	4,085	4,085	—	—	353	353
Private real estate(h)	—	—	2,861	2,861	—	—	609	609
Derivatives(i)	(6)	62	—	56	0	856	—	857
Other commingled/mutual funds(b)(j)	—	—	—	—	12	907	—	919
Subtotal	15,650	30,390	8,032	54,072	6,757	30,325	1,042	38,124
Other(k)	—	—	—	(442)	—	—	—	(66)
Fair value of plan assets	$15,650	$30,390	$8,032	$53,630	$6,757	$30,325	$1,042	$38,058

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $113 million, representing 0.2 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $40 million, representing 0.1 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $6 million, representing 0.01 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $2 million representing 0.004 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Includes limited partnerships and venture capital partnerships.
  Primarily includes interest rate derivatives and, to a lesser extent, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets
	2013		2012
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$41,003	$29,223	$99,184	$83,799
Plans with ABO in excess of plan assets	40,315	29,213	98,263	83,677
Plans with assets in excess of PBO	58,651	64,194	6,944	7,889

Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Components of net periodic (income)/cost of the company's retirement-related benefit plans
($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$501	$443	$505
Interest cost	1,980	2,196	2,456	1,524	1,779	1,843
Expected return on plan assets	(3,981)	(4,043)	(4,043)	(2,195)	(2,303)	(2,521)
Amortization of transition assets	—	—	—	0	(0)	(0)
Amortization of prior service costs/(credits)	10	10	10	(119)	(154)	(162)
Recognized actuarial losses	1,790	1,331	818	1,600	1,027	957
Curtailments and settlements	—	—	—	0	0	1
Multi-employer plans/other costs*	—	—	—	85	247	111
Total net periodic (income)/cost	$(202)	$(507)	$(759)	$1,396	$1,040	$734

Assumptions used to measure the net periodic (income)/cost and benefit obligations
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Weighted-average assumptions used to measure net
periodic (income)/cost for the year ended December 31
Discount rate	3.60%	4.20%	5.00%	3.23%	4.28%	4.33%
Expected long-term returns on plan assets	8.00%	8.00%	8.00%	6.21%	6.26%	6.41%
Rate of compensation increase*	N/A	N/A	N/A	2.51%	2.43%	2.37%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	4.50%	3.60%	4.20%	3.32%	3.23%	4.28%
Rate of compensation increase*	N/A	N/A	N/A	2.52%	2.51%	2.43%

*   Rate of compensation increase is not applicable to the U.S. defined benefit pension plans as benefit accruals ceased December 31, 2007 for all participants.

N/A—Not applicable

Total expected benefit payments
($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2014	$3,393	109	2,026	382	5,910
2015	3,430	112	2,021	382	5,945
2016	3,460	114	2,062	385	6,022
2017	3,477	116	2,086	394	6,073
2018	3,441	118	2,121	407	6,087
2019–2023	17,454	600	11,327	2,325	31,706

Nonpension Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Components of net periodic (income)/cost of the company's retirement-related benefit plans
($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2013	2012	2011	2013	2012	2011
Service cost	$35	$36	$33	$10	$14	$11
Interest cost	164	200	236	60	64	67
Expected return on plan assets	(1)	—	—	(9)	(9)	(10)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	—	—	—	(5)	(4)	(4)
Recognized actuarial losses	21	32	—	23	17	13
Curtailments and settlements	—	—	—	0	0	—
Total net periodic cost	$218	$268	$269	$79	$82	$76

* The 2012 Non-U.S. plans amount includes $162 million related to the IBM UK pension litigation. See page 132 for additional information.

Assumptions used to measure the net periodic (income)/cost and benefit obligations
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Weighted-average assumptions used to measure
net periodic cost for the year ended December 31
Discount rate	3.30%	3.90%	4.80%	6.43%	7.37%	7.75%
Expected long-term returns on plan assets	0.35%	N/A	N/A	9.01%	9.01%	9.07%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	4.10%	3.30%	3.90%	7.78%	6.43%	7.37%

N/A—Not applicable

Total expected benefit payments
($ in millions)
				Total
		Qualified	Nonqualified	Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2014	$427	$8	$32	$467
2015	422	8	36	466
2016	416	9	39	464
2017	409	10	42	461
2018	393	10	46	449
2019–2023	1,799	63	286	2,148

U.S. Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets
($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2013	$6	$11	$45	$267	$756	$4,085	$2,861	$8,032
Return on assets held at end of year	0	(0)	(1)	7	104	1,104	889	2,103
Return on assets sold during the year	0	(0)	(0)	—	(0)	(528)	(412)	(939)
Purchases, sales and settlements, net	(5)	3	(0)	—	(0)	(891)	(301)	(1,194)
Transfers, net	0	(8)	(26)	—	—	—	—	(33)
Balance at December 31, 2013	$1	$5	$19	$274	$860	$3,771	$3,038	$7,968

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2012	$29	$12	$45	$246	$713	$4,098	$2,790	$7,932
Return on assets held at end of year	0	0	1	21	56	855	202	1,135
Return on assets sold during the year	0	2	1	—	14	(334)	(41)	(359)
Purchases, sales and settlements, net	(1)	(2)	(9)	—	(26)	(533)	(90)	(660)
Transfers, net	(22)	(1)	8	—	—	—	—	(15)
Balance at December 31, 2012	$6	$11	$45	$267	$756	$4,085	$2,861	$8,032

Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block
Reconciliation of the beginning and ending balances of Level 3 assets
($ in millions)

	Government	Corporate	Private	Private
	and Related	Bonds	Equity	Real Estate	Total
Balance at January 1, 2013	$76	$5	$353	$609	$1,042
Return on assets held at end of year	(12)	(0)	1	33	22
Return on assets sold during the year	1	(0)	18	(3)	16
Purchases, sales and settlements, net	(24)	(1)	26	1	1
Foreign exchange impact	2	0	12	15	29
Balance at December 31, 2013	$42	$4	$410	$655	$1,110

($ in millions)

	Government	Corporate	Private	Private
	and Related	Bonds	Equity	Real Estate	Total
Balance at January 1, 2012	$96	$39	$262	$580	$977
Return on assets held at end of year	3	(1)	9	(5)	6
Return on assets sold during the year	3	1	9	0	14
Purchases, sales and settlements, net	(26)	(29)	62	14	21
Transfers, net	(2)	(5)	(0)	(3)	(10)
Foreign exchange impact	1	(0)	11	23	34
Balance at December 31, 2012	$76	$5	$353	$609	$1,042